UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
November 30, 2022
T. ROWE PRICE
TBUX	Ultra Short-Term Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

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T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

HIGHLIGHTS
■	The fund underperformed its benchmark and performed in line with its Lipper peer group average over the six-month period ended November 30, 2022.
■	Front-end fixed income markets saw continued volatility over the past six months, with the yield on the two-year U.S. Treasury note hitting a near-term peak in October.
■	The fund’s credit risk exposure increased and ended the period around the midpoint of its typical range as we added investment-grade corporate bonds that were offering attractive spreads.
■	While it’s possible that Treasury rates have seen their peak for this economic cycle, it’s unclear how the market will respond to a period of higher-for-longer interest rate policy.
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T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Market Commentary
Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2022, while rising bond yields weighed on returns for fixed income investors. Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500 Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year- over-year increase in the headline inflation number remained well above the Fed’s 2% target.
In response to the high inflation readings, global central banks continued to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008. As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year U.S. Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period as

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Management’s Discussion of Fund Performance
INVESTMENT OBJECTIVE
The fund seeks a high level of income consistent with low volatility of principal value.
FUND COMMENTARY
How did the fund perform in the past six months?
The fund returned 0.32% in the six-month period ended November 30, 2022, underperforming its benchmark, the Bloomberg Short-Term Government/ Corporate Index, and performing in line with its Lipper peer group average. (Past performance cannot guarantee future results.)
What factors influenced the fund’s performance?
Front-end fixed income markets saw continued volatility over the past six months, with the yield on the two-year U.S. Treasury note hitting a near-term peak in October. Against this backdrop, corporate bonds produced negative absolute returns as rising Treasury yields dragged bond prices lower. Corporate
PERFORMANCE COMPARISON

Six-Month Period Ended 11/30/22	Total Return
Ultra Short-Term Bond ETF (Based on Net Asset Value)	0.32%
Ultra Short-Term Bond ETF (At Market Price)*	0.30
Bloomberg Short-Term Government/Corporate Index	0.42
Lipper Ultra-Short Obligations Funds Average	0.39
*Market returns are based on the midpoint of the bid/ask spread at market close (typically, 4 p.m. ET) and do not represent returns an investor would have received if shares were traded at other times.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

credit spreads were volatile, with spreads ranging between pricing in a benign environment to near-recessionary levels. However, in a welcome change from recent periods, credit spreads ended the period roughly flat as opposed to moving higher alongside rates. This outcome, combined with higher starting yields, enabled the fund to deliver a positive total return. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S. Treasuries with similar maturities.)
Treasuries depreciated over the reporting period. Front-end Treasury yields rose throughout most of the period as investors priced in a higher-for-longer interest rate regime. However, yields on Treasury notes and bonds moved lower in November as inflation, while still elevated, showed signs of steadily declining and the Fed delivered more clarity around its terminal policy rate. The economic environment remained resilient, but growth showed clear signs of slowing, and concerns over a possible recession also played a role in pushing Treasury yields lower. The two-year U.S. Treasury yield began the period at 2.53%, rose to 4.72% near the start of November, and ended the period at 4.38%.
Security selection within investment-grade corporate bonds generated relative gains. Bonds in the consumer noncyclical sector outperformed as periods of credit spread widening brought heightened demand for bonds with defensive characteristics.
Sector allocations modestly contributed to the fund’s relative performance in aggregate. An overweight to investment-grade corporate bonds and a corresponding underweight to U.S. Treasuries supported relative performance as hopes of a dovish pivot from the Fed led to a late-period rally in credit spreads. Conversely, out-of-benchmark allocations to securitized sectors, including commercial mortgage-backed securities, asset-backed securities (ABS), and residential mortgage-backed securities (RMBS), weighed on relative results alongside volatility in the rates market. Our allocation to RMBS was a prominent detractor as rising interest rates led to a slowdown in mortgage prepayments, which caused maturities to extend and the prices of these securities to fall.
Interest rate management weighed on relative results. The portfolio’s average duration profile, which was longer than that of the benchmark, detracted as U.S. Treasury yields rose broadly across the yield curve. (Duration measures a bond’s or a bond fund’s sensitivity to changes in interest rates.)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

In addition, while we are primarily a cash bond manager, we employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly Treasury futures, contributed to absolute performance.
How is the fund positioned?
The fund remained defensively positioned in a rising yield environment, with duration remaining near or below the low end of the fund’s 0.5- to 1.0-year target range. The fund's credit risk exposure increased and ended the period around the midpoint of its typical range as we added investment-grade corporate bonds that were offering attractive spreads. We maintained our above-average allocation to liquid assets for use during future periods of credit spread widening.
CREDIT QUALITY DIVERSIFICATION
Based on net assets as of 11/30/22.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.05% of the portfolio at the end of the reporting period.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

The portfolio has maintained exposure to a variety of fixed income credit sectors but has gradually shifted away from RMBS in favor of investment-grade corporate bonds and ABS. RMBS will continue to have a position in the fund going forward but will likely play a smaller role than it has historically. Volatility in credit spreads provided opportunities to add corporate bonds at discounted levels, and corporate debt represented nearly 60% of the fund’s holdings as of November 30, 2022. While market stresses have continued, our research team remains confident in the increased resilience of balance sheets and responsible capital allocation decisions from management teams.
What is portfolio management’s outlook?
The U.S. economy has held up remarkably well given multi-decade highs in inflation and the Fed aggressively tightening monetary policy. As we head into 2023, this resilience will be tested as monetary policy becomes even tighter and earnings growth and the job market both likely slow from the levels seen in 2022. This macro backdrop sets up a return to a more normalized market environment in which interest rates and credit spreads could resume their historical relationship of moving in opposite directions. When combined with higher starting yields, the reemergence of this historical relationship would produce an environment more conducive to positive total returns even if the market once again becomes concerned over a potential recession.
While it’s possible that Treasury rates have seen their peak for this economic cycle, it’s unclear how the market will respond to a period of higher-for-longer interest rate policy. This should keep some uncertainty over the future path of interest rates but decidedly less so than earlier this year when rates were much lower than inflation.
In the current environment of heightened volatility, active management can play an even more instrumental part in achieving investor objectives. Our continued goal is to provide high-quality, durable yield and income appropriate for an ultra short-term bond strategy with modest credit and duration risk. Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

RISK OF BOND INVESTING
The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation.
BENCHMARK INFORMATION
Note: Bloomberg® and Bloomberg Short-Term Government/Corporate Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and its subsidiaries.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following: Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER TRANSMITTED,

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S PRIOR WRITTEN CONSENT. Moody's® is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
Ultra Short-Term Bond ETF
Note: See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22	One Year	Since Inception 9/28/21
Ultra Short-Term Bond ETF (Based on Net Asset Value)	-0.69%	-0.84%
Ultra Short-Term Bond ETF (At Market Price)	-0.77	-0.83
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. Past performance cannot guarantee future results. Market returns are based on the midpoint of the bid/ask spread at market close (typically, 4 p.m. ET) and do not represent returns an investor would have received if shares were traded at other times.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

PREMIUM/DISCOUNT INFORMATION
The frequency at which the daily market prices were at a discount or premium to the fund’s net asset value is available on the fund’s website (troweprice.com).
EXPENSE RATIO
Ultra Short-Term Bond ETF	0.17%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUND EXPENSE EXAMPLE (continued)
Ultra Short-Term Bond ETF
	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During Period* 6/1/22 to 11/30/22
Actual	$1,000.00	$1,003.20	$0.85
Hypothetical (assumes 5% return before expenses)	1,000.00	1,024.22	0.86

*	Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.17%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

QUARTER-END RETURNS
Period Ended 9/30/22	One Year	Since Inception 9/28/21
Ultra Short-Term Bond ETF (Based on Net Asset Value)	-1.53%	-1.56%
Ultra Short-Term Bond ETF (At Market Price)	-1.51	-1.48
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. Market returns are based on the midpoint of the bid/ask spread at market close (typically, 4 p.m. ET) and do not represent returns an investor would receive if shares were traded at other times. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	6 Months Ended	9/28/21 (1) Through
	11/30/22	5/31/22
NET ASSET VALUE
Beginning of period	$ 49.07	$ 50.00
Investment activities
Net investment income(2) (3)	0.65	0.31
Net realized and unrealized gain/loss	(0.50)	(0.94)
Total from investment activities	0.15	(0.63)
Distributions
Net investment income	(0.71)	(0.27)
Net realized gain	-	(0.03)
Total distributions to shareholders	(0.71)	(0.30)
NET ASSET VALUE
End of period	$ 48.51	$ 49.07
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	0.32%	(1.31)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.17% (5)	0.17% (5)
Net expenses after waivers/payments by Price Associates	0.17% (5)	0.17% (5)
Net investment income	2.66% (5)	0.94% (5)
Portfolio turnover rate(6)	28.7%	12.5%
Net assets, end of period (in thousands)	$ 50,934	$ 36,801

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	See Note 6 for details to expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

November 30, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 14.7%
Auto Backed 9.4%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	100	93
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28 (1)	100	100
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27 (1)	193	193
Avis Budget Rental Car Funding AESOP, Series 2017-2A, Class D, 4.56%, 3/20/24 (1)	67	66
Avis Budget Rental Car Funding AESOP, Series 2018-1A, Class D, 5.25%, 9/20/24 (1)	100	98
Avis Budget Rental Car Funding AESOP, Series 2018-1A, Class B, 4.00%, 9/20/24 (1)	200	197
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26	100	91
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	32	31
Carvana Auto Receivables Trust, Series 2022-N1, Class A1, 2.31%, 12/11/28 (1)	82	79
Enterprise Fleet Financing, Series 2020-2, Class A2, 0.61%, 7/20/26 (1)	57	55
Enterprise Fleet Financing, Series 2020-1, Class A3, 1.86%, 12/22/25 (1)	50	49
Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.57%, 9/15/25	111	110
Exeter Automobile Receivables Trust, Series 2021-3A, Class B, 0.69%, 1/15/26	300	294
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80%, 11/17/25	200	197
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57%, 1/15/27	250	244
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86%, 12/15/26	100	98
Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	200	199
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3, 5.70%, 8/17/26	25	25

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class B, 0.98%, 9/15/25	60	58
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class B, 1.03%, 8/15/25 (1)	300	289
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.48%, 8/15/25 (1)	200	193
Hyundai Auto Lease Securitization Trust, Series 2021-A, Class B, 0.61%, 10/15/25 (1)	300	291
JPMorgan Chase, Series 2021-2, Class C, 0.969%, 12/26/28 (1)	117	112
JPMorgan Chase, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	131	123
JPMorgan Chase, Series 2021-2, Class B, 0.889%, 12/26/28 (1)	114	110
JPMorgan Chase, Series 2021-1, Class B, 0.875%, 9/25/28 (1)	97	93
Santander Bank, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	225	224
Santander Consumer Auto Receivables Trust, Series 2021-CA, Class B, 1.44%, 4/17/28 (1)	0	0
Santander Consumer Auto Receivables Trust, Series 2021-BA, Class B, 1.45%, 10/16/28 (1)	11	10
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	13	13
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	250	241
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81%, 1/15/26	85	85
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	150	146
Santander Retail Auto Lease Trust, Series 2020-A, Class D, 2.52%, 11/20/24 (1)	200	197
World Omni Auto Receivables Trust, Series 2021-A, Class B, 0.64%, 12/15/26	25	23
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2, 2.63%, 10/15/24	163	161
World Omni Select Auto Trust, Series 2020-A, Class B, 0.84%, 6/15/26	200	193
		4,781

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Collaterized Debt Obligations 0.9%
BlueMountain, Series 2015-3A, Class A1R, CLO, FRN, 3M USD LIBOR + 1.00%, 5.243%, 4/20/31 (1)	250	244
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M USD LIBOR + 0.83%, 5.188%, 10/25/29 (1)	222	219
		463
Credit Card Backed 0.2%
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	100	99
		99
Other Asset-Backed Securities 2.4%
ARI Fleet Lease Trust, Series 2021-A, Class A2, 0.37%, 3/15/30 (1)	130	127
Axis, Series 2022-1A, Class A2, 1.64%, 10/20/27 (1)	168	159
Axis, Series 2021-1A, Class A2, 0.75%, 11/20/26	56	54
Elara HGV Timeshare Issuer, Series 2017-A, Class A, 2.69%, 3/25/30 (1)	18	17
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/28 (1)	113	111
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	65	59
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	117	107
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	72	62
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M USD LIBOR + 0.69%, 4.629%, 4/20/62 (1)	76	73
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%, 3/22/27 (1)	49	48
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	57	54
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	85	83
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	100	99
Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	139	133

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	57	53
		1,239
Student Loan 1.8%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2I, 3.42%, 1/15/43 (1)	104	99
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	123	111
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A, 1.33%, 4/15/69 (1)	121	103
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	89	78
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	77	69
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.84%, 5/15/69 (1)	66	56
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.97%, 12/16/69 (1)	75	62
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 7/15/69 (1)	72	61
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	87	73
Navient Private Education Refi Loan Trust, Series 2022-A, Class A, 2.23%, 7/15/70 (1)	135	117
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M USD LIBOR + 1.45%, 5.323%, 2/17/32 (1)	67	66
		895
Total Asset-Backed Securities (Cost $7,724)		7,477
CORPORATE BONDS 65.6%
Airlines 0.8%
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	200	197
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	200	193
		390

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Automotive 4.9%
Daimler Trucks Finance North America, 1.125%, 12/14/23 (1)	150	144
Daimler Trucks Finance North America, FRN, SOFR + 0.75%, 4.054%, 12/13/24 (1)	300	296
General Motors, 4.875%, 10/2/23	130	129
Hyundai Capital America, 2.375%, 2/10/23 (1)	165	164
Hyundai Capital America, 1.00%, 9/17/24 (1)	210	193
Hyundai Capital America, 0.80%, 1/8/24 (1)	200	189
LeasePlan, 2.875%, 10/24/24 (1)	200	187
Mercedes-Benz Finance North America, 5.50%, 11/27/24 (1)	150	151
Nissan Motor Acceptance, 3.875%, 9/21/23 (1)	100	98
Nissan Motor Acceptance, 3.45%, 3/15/23 (1)	155	154
Nissan Motor Acceptance, 1.125%, 9/16/24 (1)	200	181
Stellantis NV, 5.25%, 4/15/23	400	397
Volkswagen Group of America Finance, FRN, SOFR + 0.95%, 4.085%, 6/7/24 (1)	200	199
		2,482
Banking 15.6%
AIB Group, 4.75%, 10/12/23 (1)	200	197
Australia & New Zealand Banking Group, 4.50%, 3/19/24 (1)	200	197
Banco Santander, 5.147%, 8/18/25	200	198
Bank of America, VR, 0.523%, 6/14/24 (2)	150	146
Bank of America, FRN, SOFR + 0.66%, 4.484%, 2/4/25	100	98
Bank of America, VR, 4.827%, 7/22/26 (2)	100	98
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2)	200	198
Bank of Montreal, 4.25%, 9/14/24	35	35
Bank of Nova Scotia, FRN, SOFR + 0.38%, 4.145%, 7/31/24	125	124
Barclays, 4.375%, 9/11/24	200	195
Barclays, VR, 5.304%, 8/9/26 (2)	200	196
BPCE SA, 5.70%, 10/22/23 (1)	250	246
Candian Imperial Bank of Commerce, FRN, SOFR + 0.40%, 3.687%, 12/14/23	150	149
Capital One Financial, VR, 1.343%, 12/6/24 (2)	200	191

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, FRN, SOFR + 1.35%, 5.175%, 5/9/25	100	98
Citigroup, FRN, SOFR + 0.67%, 4.476%, 5/1/25	150	147
Credit Suisse Group, VR, 4.207%, 6/12/24 (1)(2)	250	243
Danske Bank, VR, 3.773%, 3/28/25 (1)(2)	200	192
Danske Bank , 3.875%, 9/12/23 (1)	200	197
Deutsche Bank, 3.95%, 2/27/23	100	99
Deutsche Bank, VR, 2.222%, 9/18/24 (2)	150	144
Goldman Sachs Group, FRN, SOFR + 0.50%, 3.719%, 9/10/24	100	98
Goldman Sachs Group, FRN, SOFR + 0.58%, 3.765%, 3/8/24	65	64
Goldman Sachs Group, FRN, SOFR + 0.70%, 4.404%, 1/24/25	50	49
Goldman Sachs Group, FRN, SOFR + 1.39%, 4.693%, 3/15/24	50	50
Hana Bank, 4.625%, 10/24/23	250	248
HSBC Holdings, 4.25%, 3/14/24	400	392
ING Bank NV, 5.80%, 9/25/23 (1)	200	199
Intesa Sanpaolo SpA, 3.375%, 1/12/23 (1)	200	199
JPMorgan Chase, FRN, SOFR + 0.54%, 4.363%, 6/1/25	150	147
JPMorgan Chase, FRN, SOFR + 1.32%, 5.059%, 4/26/26	150	148
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.86%, 5.187%, 7/26/23	200	200
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2)	200	198
Morgan Stanley, 4.10%, 5/22/23	190	189
Morgan Stanley, FRN, SOFR + 0.95%, 4.777%, 2/18/26	75	74
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(2)	250	248
Natwest Group, 6.125%, 12/15/22	200	200
NatWest Group, 6.10%, 6/10/23	100	100
Royal Bank of Canada, 3.97%, 7/26/24	250	246
Santander U.K. Group Holdings, VR, 1.089%, 3/15/25 (2)	200	186
Societe Generale, 5.00%, 1/17/24 (1)	200	197
Standard Chartered, 3.95%, 1/11/23 (1)	200	199
Standard Chartered, 5.20%, 1/26/24 (1)	200	197
State Bank of India, 4.50%, 9/28/23	200	198
Truist Financial, FRN, SOFR + 0.40%, 3.602%, 6/9/25	245	239
UBS, FRN, SOFR + 0.36%, 4.184%, 2/9/24 (1)	200	199

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wells Fargo, FRN, SOFR + 1.32%, 5.036%, 4/25/26	100	99
		7,951
Building & Real Estate 0.4%
EMG SUKUK, 4.564%, 6/18/24	200	197
		197
Cable Operators 1.1%
Charter Communications Operating, 4.908%, 7/23/25	160	157
Cox Communications, 3.15%, 8/15/24 (1)	100	96
WPP Finance, 3.75%, 9/19/24	300	290
		543
Chemicals 1.4%
Celanese US Holdings, 5.90%, 7/5/24	300	297
Cytec Industries, 3.50%, 4/1/23	200	200
International Flavors & Fragrances, 3.20%, 5/1/23	250	248
		745
Computer Service & Software 0.1%
Oracle, 5.80%, 11/10/25	45	46
		46
Drugs 0.3%
AbbVie, 2.80%, 3/15/23	145	145
		145
Energy 6.9%
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	100	101
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24	300	303
Continental Resources, 4.50%, 4/15/23	300	299
DCP Midstream Operating, 5.375%, 7/15/25	475	468
Devon Energy, 8.25%, 8/1/23	250	254
Ecopetrol, 5.875%, 9/18/23	200	199
Gray Oak Pipeline, 2.00%, 9/15/23 (1)	325	315

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Kinder Morgan, 5.625%, 11/15/23 (1)	350	350
MPLX, 4.875%, 6/1/25	100	99
Plains All American Pipeline, 3.85%, 10/15/23	100	99
Plains All American Pipeline, 2.85%, 1/31/23	275	274
Reliance Industries, 4.125%, 1/28/25	250	242
Sabine Pass Liquefaction, 5.75%, 5/15/24	350	350
Williams, 4.50%, 11/15/23	150	149
		3,502
Exploration & Production 0.5%
Eni, 4.00%, 9/12/23 (1)	250	247
		247
Financial 5.3%
AerCap Ireland Capital, 3.15%, 2/15/24	150	145
Air Lease, 4.25%, 2/1/24	100	98
Air Lease, 2.25%, 1/15/23	100	100
Ally Financial, 5.125%, 9/30/24	100	99
Ally Financial, 4.625%, 3/30/25	100	98
Ally Financial, 3.875%, 5/21/24	100	97
Avolon Holdings Funding, 5.50%, 1/15/23 (1)	100	100
Fab Sukuk Co, 3.875%, 1/22/24	200	197
General Motors Financial, 4.15%, 6/19/23	50	50
General Motors Financial, 5.10%, 1/17/24	100	99
General Motors Financial, FRN, SOFR + 0.76%, 3.945%, 3/8/24	190	187
Global Payments, 3.75%, 6/1/23	200	198
Indian Railway Finance, 3.73%, 3/29/24	200	195
Jackson Financial, 1.125%, 11/22/23	350	336
Nasdaq, 0.445%, 12/21/22	150	149
QNB Finance, 3.50%, 3/28/24	200	196
Western Union, 4.25%, 6/9/23	100	99
Western Union, 2.85%, 1/10/25	260	247
		2,690

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Food/Tobacco 2.3%
BAT Capital, 2.789%, 9/6/24	300	287
Imperial Brands Finance, 3.125%, 7/26/24 (1)	200	191
Imperial Brands Finance, 4.25%, 7/21/25 (1)	200	191
Imperial Brands Finance, 3.50%, 2/11/23 (1)	200	198
Philip Morris International, 5.125%, 11/15/24	175	175
Reynolds American, 4.45%, 6/12/25	125	123
		1,165
Forest Products 0.4%
Celulosa Arauco Constitucion, 4.50%, 8/1/24	200	197
		197
Gas & Gas Transmission 0.2%
Kinder Morgan Energy, 4.25%, 9/1/24	100	98
		98
Health Care 3.1%
Baxter International, FRN, SOFR + 0.44%, 4.267%, 11/29/24	250	244
HCA, 5.00%, 3/15/24	200	199
HCA, 5.375%, 2/1/25	250	248
Mylan, 4.20%, 11/29/23	450	445
Mylan, 3.125%, 1/15/23 (1)	100	100
PerkinElmer, 0.85%, 9/15/24	190	175
PerkinElmer, 0.55%, 9/15/23	100	96
Thermo Fisher Scientific, FRN, SOFR + 0.53%, 4.182%, 10/18/24	85	84
		1,591
Information Technology 2.5%
Amphenol, 3.20%, 4/1/24	100	98
Baidu, 3.875%, 9/29/23	200	198
Equifax, 3.95%, 6/15/23	200	199
Marvell Technology, 4.20%, 6/22/23	265	262

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Microchip Technology, 4.333%, 6/1/23	100	99
Microchip Technology, 0.972%, 2/15/24	250	237
NXP, 4.875%, 3/1/24	200	198
		1,291
Insurance 4.1%
Athene Global Funding, FRN, SOFR + 0.72%, 4.294%, 1/7/25 (1)	200	194
Athene Global Funding, 1.20%, 10/13/23 (1)	60	58
Athene Global Funding, 2.514%, 3/8/24 (1)	150	143
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	50	47
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 4.363%, 4/12/24 (1)	245	243
Brighthouse Financial Global Funding, 1.20%, 12/15/23 (1)	150	143
Cigna, FRN, 3M USD LIBOR + 0.89%, 4.969%, 7/15/23	250	250
CNO Global Funding, 1.65%, 1/6/25 (1)	150	138
Corebridge Financial, 3.50%, 4/4/25 (1)	250	239
First American Financial, 4.60%, 11/15/24	200	195
First American Financial, 4.30%, 2/1/23	100	100
Liberty Mutual Group, 4.25%, 6/15/23 (1)	350	347
		2,097
Manufacturing 0.4%
Parker-Hannifin, 3.65%, 6/15/24	220	215
		215
Media & Communications 1.1%
Magallanes, 3.428%, 3/15/24 (1)	35	34
Magallanes, 3.638%, 3/15/25 (1)	214	204
Magallanes, 3.528%, 3/15/24 (1)	30	29
Magallanes, FRN, SOFR + 1.78%, 5.084%, 3/15/24 (1)	75	75
SES, 3.60%, 4/4/23 (1)	247	243
		585

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Metals & Minings 0.4%
POSCO, 2.50%, 1/17/25	200	187
		187
Oil Field Services 1.3%
Energy Transfer, 4.20%, 9/15/23	50	50
Energy Transfer, 5.875%, 1/15/24	250	250
Energy Transfer, 4.50%, 4/15/24	100	99
Energy Transfer, 4.25%, 3/15/23	55	55
Thaioil Treasury Center, 3.625%, 1/23/23	200	199
		653
Other Telecommunications 1.1%
British Telecommunications, 4.50%, 12/4/23	400	396
NTT Finance, 4.142%, 7/26/24 (1)	200	197
		593
Petroleum 1.4%
Aker BP, 3.00%, 1/15/25 (1)	150	142
Enbridge, FRN, SOFR + 0.40%, 4.227%, 2/17/23	55	55
Enbridge, FRN, SOFR + 0.63%, 4.456%, 2/16/24	250	248
Energy Transfer, 3.45%, 1/15/23	100	100
Pertamina Persero, 4.30%, 5/20/23	200	198
		743
Railroads 0.2%
Kansas City Southern, 3.00%, 5/15/23	100	99
		99
Real Estate Investment Trust Securities 1.5%
Brixmor Operating Partnership, 3.65%, 6/15/24	200	193
Essex Portfolio, 3.25%, 5/1/23	300	298
Public Storage, FRN, SOFR + 0.47%, 4.173%, 4/23/24	65	65

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
WP Carey, 4.60%, 4/1/24	200	198
		754
Retail 0.5%
7-Eleven, 0.80%, 2/10/24 (1)	95	90
Nordstrom, 2.30%, 4/8/24	85	79
QVC, 4.85%, 4/1/24	100	94
		263
Telephones 0.4%
Ooredoo International Finance, 3.25%, 2/21/23	200	199
		199
Transportation 1.1%
HPHT Finance, 2.875%, 11/5/24	200	190
Penske Truck Leasing, 3.45%, 7/1/24 (1)	100	96
Penske Truck Leasing, 4.125%, 8/1/23 (1)	200	198
Triton Container International, 0.80%, 8/1/23 (1)	100	96
		580
Transportation (Excluding Railroads) 0.5%
Sydney Airport Finance, 3.90%, 3/22/23 (1)	245	244
		244
Utilities 4.3%
Enel Finance International NV, 6.80%, 10/14/25 (1)	200	207
Eversource Energy, 4.20%, 6/27/24	115	113
Israel Electric, 5.00%, 11/12/24	200	198
NextEra Energy Capital Holdings, FRN, SOFR + 0.40%, 4.207%, 11/3/23	200	198
NRG Energy, 3.75%, 6/15/24 (1)	200	193
Pacific Gas and Electric, 4.25%, 8/1/23	110	109
Pacific Gas and Electric, 1.70%, 11/15/23	150	144
Pacific Gas and Electric, 4.95%, 6/8/25	100	98
Saudi Electricity Global Sukuk, 3.473%, 4/8/23	200	199

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Southern, 4.475%, 8/1/24	245	241
Southern California Edison, FRN, SOFR + 0.83%, 4.351%, 4/1/24	25	25
Spectra Energy Partners, 4.75%, 3/15/24	100	99
Vistra Operations, 3.55%, 7/15/24 (1)	345	329
Vistra Operations, 5.125%, 5/13/25 (1)	35	34
		2,187
Wireless Communications 1.5%
HKT Capital, 3.625%, 4/2/25	200	191
Rogers Communications, 3.00%, 3/15/23	200	199
Sprint, 7.125%, 6/15/24	350	357
		747
Total Corporate Bonds (Cost $34,053)		33,426
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.0%
Energy 0.4%
Korea National Oil, 1.75%, 4/18/25	200	184
		184
Foreign Government Obligations & Municipalities 0.6%
Japan Treasury Discount Bill, (0.121)%, 2/6/23 (JPY)	17,900	130
Korea Hydro & Nuclear, 3.75%, 7/25/23	200	198
		328
Total Foreign Government Obligations & Municipalities (Cost $512)		512
MUNICIPAL SECURITIES 0.4%
California 0.4%
California Municipal Fin. Auth., National Univ., Series B, 3.323%, 4/1/23	100	99

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Golden St Tobacco Securitization, Series B, 0.672%, 6/1/23	100	98
		197
Total Municipal Securities (Cost $201)		197
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.6%
Commercial Mortgage-Backed Securities 1.1%
BX Trust, Series 2021-ARIA, Class A, ARM, 1M USD LIBOR + 0.90%, 4.774%, 10/15/36 (1)	65	61
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD LIBOR + 1.03%, 4.909%, 12/15/36 (1)	225	217
ONE Mortgage Trust, Series 2021-PARK, Class A, ARM, 1M USD LIBOR + 0.70%, 4.608%, 3/15/36 (1)	115	110
SLIDE, Series 2018-FUN, Class A, ARM, 1M USD LIBOR + 1.15%, 5.025%, 6/15/31 (1)	146	143
		531
Whole Loans Backed 3.5%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	77	72
Angel Oak Mortgage Trust, Series 2018-3, Class A1, CMO, ARM, 3.649%, 9/25/48 (1)	5	5
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	108	89
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	141	110
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	105	92
Bellemeade Re, Series 2022-1, Class M1A, CMO, ARM, SOFR30A + 1.75%, 5.27%, 1/26/32 (1)	150	148
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	76	66
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	86	70
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, CMO, ARM, SOFR30A + 0.75%, 4.271%, 10/25/41 (1)	5	5
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 4.371%, 12/25/41 (1)	79	78

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Eagle RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A + 1.55%, 5.097%, 4/25/34 (1)	150	149
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, SOFR30A + 1.00%, 4.521%, 1/25/42 (1)	180	174
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	170	142
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	140	131
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	91	78
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	119	98
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	111	85
Verus Securitization Trust, Series 2021-5, Class A1, CMO, ARM, 1.013%, 9/25/66 (1)	152	122
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	91	80
		1,794
Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,588)		2,325
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 3.0%
U.S. Treasury Obligations 3.0%
U. S Treasury Bill, 2.923%, 12/8/22	800	799
U. S Treasury Bill, 3.00%, 12/15/22	200	200
U. S. Treasury Bill, 2.90%, 1/26/23 (3)	550	547
		1,546
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $1,547)		1,546

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 9.9%
Commercial Paper 9.9%
Arrow Electronics, 4.301%,12/1/22 (4)	500	500
Conagra Foods, 4.351%,12/1/22 (4)	625	625
Constellation Brands, 4.459%,12/20/22 (4)	350	349
Crown Castle, 4.693%,12/6/22 (4)	450	450
Enel Finance America, 1.92%,4/21/23 (4)	250	244
Enterprise Products Operating, 35.776%,12/1/22 (4)	500	500
Fortune Brands Home & Security, 4.608%,12/1/22 (4)	400	400
Harley-Davidson Financial Services, 4.658%,12/5/22 (4)	450	450
Ovintiv, 4.918%,12/19/22 (4)	300	299
Quanta Services, 4.586%,12/5/22 (4)	400	400
Sempra Energy, 4.101%,12/2/22 (4)	450	450
Syngenta Wilmington, 4.059%,12/7/22 (4)	400	399
		5,066
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.86%(5)(6)	1	1
Total Short-Term Investments (Cost $5,070)		5,067
Total Investments in Securities 99.2% of Net Assets (Cost $51,695)		$ 50,550

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $18,352 and represents 36.0% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(4)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $5,066 and represents 9.9 of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average SOFR (Secured Overnight Financing Rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Pioneer Natural Resources, BBB*), Receive 1.00% Quarterly, Pay upon credit default 12/20/22	60	—	—	—
Barclays Bank, Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 06/20/23	125	—	—	—
Total Bilateral Credit Default Swaps, Protection Sold			—	—
Total Bilateral Swaps			—	—

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/22	125	—	—	—

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	—	—	—
Protection Sold (Relevant Credit: Citigroup, A3*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	—	—	—
Protection Sold (Relevant Credit: Bank of America, A2*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	60	—	—	—
Protection Sold (Relevant Credit: Verizon Communications, Baa1*), Receive 1.00% Quarterly, Pay upon credit default 12/20/23	125	—	—	—
Protection Sold (Relevant Credit: T-Mobile USA, BBB*), Receive 5.00% Quarterly, Pay upon credit default 6/20/23	100	3	3	—
Protection Sold (Relevant Credit: Lennar, BBB*), Receive 5.00% Quarterly, Pay upon credit default 6/20/23	100	3	3	—
Protection Sold (Relevant Credit: Devon Energy, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/23	100	—	—	—

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Sold (Relevant Credit: Freeport-McMoran, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	200	1	1	—
Protection Sold (Relevant Credit: Hess, Baa3*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	1	1	—
Protection Sold (Relevant Credit: Devon Energy, BBB*), Receive 1.00% Quarterly, Pay upon credit default 6/20/24	100	—	—	—
Total Centrally Cleared Credit Default Swaps, Protection Sold				—
Net payments (receipts) of variation margin to date				$ —
Variation margin receivable (payable) on centrally cleared swaps				$ —

*	Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	2/6/23	USD	122	JPY	17,900	$ (8)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 3 U.S. Treasury Notes ten years contracts	03/23	(338)	$ (3)
Short, 10 U.S. Treasury Notes five years contracts	03/23	(1,079)	(6)
Short, 32 U.S. Treasury Notes two years contracts	03/23	(6,554)	(18)
Net payments (receipts) of variation margin to date			8
Variation margin receivable (payable) on open futures contracts			$ (19)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$ —#	$ —	$ 2+

Supplementary Investment Schedule
Affiliate	Value 5/31/22	Purchase Cost	Sales Cost	Value 11/30/22
T. Rowe Price Government Reserve Fund	$ 1,170	¤	¤	$ 1^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $2 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

November 30, 2022 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $51,695)	$ 50,550
Interest and dividends receivable	353
Receivable for investment securities sold	298
Total assets	51,201
Liabilities
Payable for investment securities purchased	176
Due to custodian	57
Variation margin payable on futures contracts	19
Unrealized loss on forward currency exchange contracts	8
Investment management and administrative fees payable	7
Total liabilities	267
NET ASSETS	$ 50,934
Net assets consists of:
Total distributable earnings (loss)	$ (1,064)
Paid-in capital applicable to 1,050,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	51,998
NET ASSETS	$ 50,934
NET ASSET VALUE PER SHARE	$ 48.51
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
6 Months Ended 11/30/22
Investment Income (Loss)
Income
Interest	$ 675
Dividend	2
Total income	677
Investment management and administrative expense	41
Net investment income	636
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(281)
Futures	229
Swaps	4
Forward currency exchange contracts	88
Net realized gain	40
Change in net unrealized gain / loss
Securities	(420)
Futures	(26)
Swaps	1
Forward currency exchange contracts	(38)
Change in unrealized gain / loss	(483)
Net realized and unrealized gain / loss	(443)
INCREASE IN NET ASSETS FROM OPERATIONS	$ 193
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended 11/30/22	9/28/21 Through 5/31/22
Increase (decrease) in Net Assets
Operations
Net investment income	$ 636	$ 177
Net realized gain	40	138
Change in net unrealized gain / loss	(483)	(697)
Increase (decrease) in net assets from operations	193	(382)
Distributions to shareholders
Net earnings	(701)	(174)
Capital share transactions*
Shares sold	20,697	37,357
Shares redeemed	(6,056)	—
Increase in net assets from capital share transactions	14,641	37,357
Net Assets
Increase during period	14,133	36,801
Beginning of period	36,801	-
End of period	$ 50,934	$ 36,801
*Share information
Shares sold	425	750
Shares redeemed	(125)	—
Increase in shares outstanding	300	750
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on September 28, 2021. The fund seeks a high level of income consistent with low volatility of principal value.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income.Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Share Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  2  –   VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund's Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund's valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$ —	$ 45,483	$ —	$ 45,483
Short-Term Investments	1	5,066	—	5,067
Total	$ 1	$ 50,549	$ —	$ 50,550
Liabilties
Forward Currency Exchange Contracts	$ —	$ 8	$ —	$ 8
Futures Contracts*	27	—	—	27
Total	$ 27	$ 8	$ —	$ 35

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –   DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value
Liabilities
Interest rate derivatives	Futures*	$ 27
Foreign exchange derivatives	Forwards	8
Total		$ 35

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s)	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$ 229	$ —	$ —	$ 229
Foreign exchange derivatives	—	88	—	88
Credit derivatives	—	—	4	4
Total	$ 229	$ 88	$ 4	$ 321
Change in Unrealized Gain (Loss)
Interest rate derivative	$ (26)	$ —	$ —	$ (26)
Foreign exchange derivatives	—	(38)	—	(38)
Credit derivatives	—	—	1	1
Total	$ (26)	$ (38)	$ 1	$ (63)
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2022, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2022, securities valued at $296,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements and/or to increase exposure to a particular foreign currency, to shift the fund's foreign currency exposure from one country to another, or to enhance the fund's return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 16% and 19% of net assets.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $1,380,000 (2.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 3% of net assets.
NOTE  4  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
LIBOR Transition
The fund may invest in instruments that are tied to reference rates, including the London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $20,756,000 and $5,648,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $4,160,000 and $5,241,000, respectively, for the six months ended November 30, 2022.
NOTE  5  –   FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $51,695,000. Net unrealized loss aggregated $1,153,000 at period end, of which $25,000 related to appreciated investments and $1,178,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.17% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public.
As of November 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 400,000 shares of the fund, representing 38% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  7  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov).

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board) considered the initial approval of an investment subadvisory agreement (Subadvisory Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on
March 7–8, 2022 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202301-2568444
T. Rowe Price Investment Services, Inc.
ETF990-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023